Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States (“U.S. GAAP”) and rules and regulations of the Securities and Exchange Commission (“SEC”). Our financial statements are presented in United States dollars (“$” or “dollars”) and the functional currency of the Company is the United States dollar.

The balance sheets as of November 30, 2022, 2021 and 2020 and statements of operations, stockholder’s equity (deficit) and cash flows for the years ended November 30, 2022, 2021 and 2020 have been prepared on a “carve-out” basis to include allocations of certain assets, liabilities and expenses related to services and support functions from GoldMining, which were allocated on a pro-rata basis considered by GoldMining to be a reasonable reflection of the utilization of services provided to GoldMining’s subsidiaries for the years presented. These expenses, assets, and liabilities have been allocated to the Company on the basis of direct usage when identifiable, with others allocated based on relevant data criteria as follows:

●	General and administrative expenses- allocated all direct expenses and corporate expenses were allocated based on an estimate of time incurred to reflect the utilization of those services by the Company including:

○	Office space, equipment and administrative services.
○	Employment related expenses, including share-based compensation which was calculated using the Black-Scholes model.

●	Accounts payable and accrued expenses, prepaid expenses and deposits, due to parent, allocated all amounts directly related to the Company.

Management believes the assumptions and allocations underlying the financial statements are reasonable and appropriate under the circumstances. Therefore, these financial statements are not necessarily indicative of the results that would be attained if we had operated as a separate legal entity during the years presented and are not necessarily indicative of future operating results.

Consolidation

Consolidation

The consolidated financial statements include the financial statements of U.S. GoldMining Inc. and US GoldMining Canada Inc., a wholly owned subsidiary of the Company from its incorporation on October 27, 2022. Subsidiaries are consolidated from the date the Company obtains control, and continues to be consolidated until the date that control ceases. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

All inter-company transactions, balances, income and expenses are eliminated through the consolidation process.

Management’s Use of Estimates

Management’s Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the year. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, income and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions. Significant estimates made by management include, but are not limited to, asset retirement obligations, share-based compensation and allocation of the carve-out of expenses from GoldMining.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Basic net income (loss) per share includes no potential dilution and is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding for each year.

The basic and diluted net income (loss) per share are the same as the Company is in a net loss position.

Segment Information

Segment Information

We have determined that we operate and report in one segment, which focuses on the exploration and development of mineral properties. Our operating segment is reported in a manner consistent with the internal reporting provided to the chief operating decision maker (“CODM”) who is identified as our Chief Executive Officer. All of our non-current assets are located in Alaska, USA.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of all cash balances and highly liquid investments with a remaining maturity of three months or less when purchased and are carried at cost. The Company’s cash is held in Canada and the United States with large, reputable financial institutions and considers risk of unexpected loss to be unlikely. The Company’s cash balances as at November 30, 2022, 2021 and 2020 were $54,508, $5,630 and $4,445, respectively, and were completely insured by United States and Canadian government agencies.

As of, and for the years ended November 30, 2022, 2021 and 2020, we do not have any cash equivalents.

Equipment

Equipment

Equipment is stated at cost, less accumulated depreciation. Equipment is recorded at cost and are depreciated using the straight-line method over the following estimated useful lives:

Camp Structures	5 years
Exploration equipment	5 years
Vehicles	5 years

Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures are capitalized if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in the statements of operations as incurred.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company’s long-lived assets consist of exploration and evaluation assets and equipment. Management continually evaluates whether events or changes in circumstances might indicate that the remaining estimated useful life of long-lived assets may warrant revision, or that the remaining balance may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, recoverability of long-lived assets is measured by comparing the carrying amount of an asset (asset group) to the estimated undiscounted future cash flows expected to be generated by the asset (asset group). If the carrying amount of an asset (asset group) exceeds its estimated undiscounted future cash flows, an impairment charged is recognized by the amount by which the carrying amount of the asset exceeds its fair value. Determination of the fair value would be based on generally accepted valuation methodologies, as deemed appropriate. If the carrying amount is greater than the undiscounted cash flows, the carrying amount of the asset is adjusted to the asset’s fair value, and an impairment loss is recognized immediately as an operating expense in the statement of operations. The adjusted carrying amount of the long-lived asset shall be its new cost basis. For a depreciable long-lived asset, the new cost basis shall be depreciated (amortized) over the remaining useful life of that asset. Reversal of previously recorded impairment losses are prohibited.

Exploration and evaluation assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly. An impairment loss is recognized in the statement of operations.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash flows. The Company determined that there are not multiple independent cash flows, so the Company’s assets are assessed for impairment as a whole.

Mineral properties are subject to impairment tests, with one property representing an asset, or asset group. The Company currently has one mineral property, which is associated with the Whistler Project. An impairment review is undertaken when indicators of impairment arise. The Company considers the following to be examples of such indicators that would trigger an impairment review:

●	The right to explore the area has expired or will expire in the near future with no expectation of renewal;
●	Substantive expenditure on further exploration for and evaluation of mineral resources in the area is neither planned nor budgeted;
●	No commercially viable deposits have been discovered, and the decision had been made to discontinue exploration in the area; and
●	Sufficient work has been performed to indicate that the carrying amount of the expenditure carried as an asset will not be fully recovered.

During the years ended November 30, 2022, 2021 and 2020, management believed that no revision to the remaining useful lives or impairment of our long-lived assets was required.

Mineral Exploration Rights and Costs, Exploration, Evaluation and Development Expenditures

Mineral Exploration Rights and Costs, Exploration, Evaluation and Development Expenditures

All direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis. There is no certainty that costs incurred to acquire exploration rights will result in discoveries of commercial quantities of minerals.

All cost recoveries attributable to selling economic interests in exploration rights, such as royalties, are credited against acquisition costs.

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

All other exploration and evaluation expenditures are charged to operations until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration and evaluation costs and the costs incurred to develop a property are capitalized into mineral properties. On the commencement of production, depletion of each mineral property will be provided on a units-of-production basis using estimated reserves as the depletion base.

Asset Retirement Obligations

Asset Retirement Obligations

At the end of each period, asset retirement obligations (“ARO”) represents the present value of estimated future costs for the rehabilitation of our mineral properties. These estimates include assumptions as to the future activities, cost of services, timing of the rehabilitation work to be performed, inflation rates, exchange rates and interest rates. The actual cost to rehabilitate a mineral property may vary from the estimated amounts because there are uncertainties in factors used to estimate the cost and potential changes in regulations or laws governing the rehabilitation of a mineral property. Management periodically reviews the rehabilitation requirements and adjusts the liability as new information becomes available and will assess the impact of new regulations and laws as they are enacted.

Income Taxes

Income Taxes

Income tax expense represents the sum of tax currently payable and deferred tax. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted at the end of each reporting period. Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the income tax bases of assets and liabilities and financial reporting basis.

Deferred income tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not more likely than not that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be realized. The valuation allowance against deferred tax assets reassessed at the end of each reporting period and is recognized to the extent that it is more likely than not that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted at the end of each reporting period. Deferred income tax relating to items recognized directly in equity is recognized in equity and not in the statements of comprehensive loss.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Share-based Compensation

Share-based Compensation

The fair value of the restricted shares is measured at grant date and recognized over the period during which the restricted shares vest. When restricted shares are conditional upon the achievement of a performance condition, the Company estimates the length of the expected vesting period at grant date, based on the most likely outcome of the performance condition. The fair value of the restricted shares is determined based on the fair value of the common shares on the grant date, adjusted for lack of marketability discount, minority shareholder discount, and other applicable factors that are generally recognized by market participants.

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The fair value of restricted shares is recognized as an expense over the vesting period based on the best available estimate of the number of restricted shares expected to vest and will revise that estimate if subsequent information indicates that the number of restricted shares expected to vest differs from previous estimates.

Related Party Transactions

Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company adopted FASB ASC Topic 820, Fair Value Measurements (“ASC Topic 820”). ASC Topic 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

● Level 1 Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

● Level 2 Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

● Level 3 Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

Due to the short-term nature of all financial assets and liabilities, their carrying value approximates their fair value as of the balance sheet dates.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 209-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The new standard is effective for the fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Management is currently evaluating the impact of this guidance on our financial statements.